Stock Based Compensation Summary of Stock Option Activity (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Stock-Based Compensation [Abstract]
Options, outstanding, end of year (in shares)	766	2,099
Options, outstanding, end of year (in dollars per share)	$ 36.41	$ 41.09
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	82
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 47.51
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	(770)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 36.74
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period	(645)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price	$ 52.62
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	411
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 38.16